Income Taxes - Schedule of the Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule Of The Deferred Tax Assets Abstract
Net operating loss carry forwards	$ 2,863,972	$ 2,913,175
Allowance for credit loss	2,529,094	3,219,545
Total deferred tax assets	5,393,066	6,132,720
Valuation allowance	(5,393,066)	(6,132,720)
Total deferred tax assets, net